Short-term Investments	12 Months Ended
Dec. 31, 2018
Short-term Investments
Short-term Investments

6. Short-term Investments

As of December 31, 2017 and 2018, the Group’s short-term investments consisted of investments in money market funds and financial products, which are issued by reputable commercial banks with variable interest rates referenced to the performance of the underlying investments and assets (mainly including cash, time deposits, and corporate debt securities). These investments are recorded at fair value with changes in fair value recorded in the consolidated statements of operations and comprehensive loss.

The following is a summary of short-term investments:

	December 31,	December 31,
	2017	2018
	RMB in thousands
Financial products	412,763	858,021
Money market funds	75,628	87,317
Total	488,391	945,338

For the years ended December 31, 2016, 2017 and 2018, the Group recorded investment income related to short-term investments of RMB12.3 million, RMB39.0 million and RMB13.8 million in the consolidated statements of operations and comprehensive loss, respectively.